Stock Options: (Details Textual) - USD ($)			1 Months Ended								3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 04, 2016	Sep. 12, 2014	Aug. 31, 2016	Nov. 19, 2015	Nov. 17, 2015	Mar. 19, 2015	Jul. 23, 2014	Jul. 16, 2014	Mar. 21, 2014	Jan. 23, 2014	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price											$ 43.52		$ 43.52		$ 45.12
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate													0.00%		0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate													89.50%		90.11%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate													1.60%		2.23%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value													$ 12.80		$ 14.72	$ 27.52
Employee Benefits and Share-based Compensation											$ 550,092	$ 142,212	$ 964,779	$ 387,227	$ 722,934	$ 1,203,663
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options											$ 1,100,000		$ 1,100,000		$ 1,900,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition													2 years 8 months 5 days		2 years 9 months 7 days
2013 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized											218,750		218,750
2013 Equity Incentive Plan | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized							312,500
2013 Equity Incentive Plan | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized							93,750
Director [Member] | Non-Qualified Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period		9,375
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price		$ 19.20
Three Employee [Member] | Plan 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period										9,375
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price										$ 56.32
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights										3,097 of these options vest 25% per year, with accelerated vesting of 25% upon a termination without cause or for good reason, with the remaining 5,469 vesting 20% per year.
One Employee [Member] | Plan 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period									938
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price									$ 73.60
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage									20.00%
One Employee [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period						625
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price						$ 37.44
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage						20.00%
Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares			21,877
Chief Executive Officer [Member] | Non-Qualified Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period		7,813
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price						$ 19.20
Chairman [Member] | Non-Qualified Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period		1,563
Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares			18,738
Management [Member] | Separation Agreements [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares	40,511
Equity Incentive Plan 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized															218,750
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period				33,594
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period				10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price				$ 25.60
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage				25.00%
Share-based Compensation Arrangement by Share-based Payment Award, Description							Also, on July 23, 2014, the Board granted non-qualified stock options to three directors, each in the amount of 3,125 shares of common stock; 1,563 of which have an exercise price equal to $35.52 per share, which vested on the date of the grant hereof; and 1,562 of which have an exercise price equal to two times the value of the exercise price of the first 1,563 options, or $71.04 per share, which vest daily over four (4) years (assuming continued service on behalf of the Company), up to 25% per year, until the grant is fully vested on July 23, 2018.
Equity Incentive Plan 2013 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period							312,500
Equity Incentive Plan 2013 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period							93,750
Equity Incentive Plan 2013 [Member] | Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period				1,563
Equity Incentive Plan 2013 [Member] | One Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period								1,563
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price								$ 39.68
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage								20.00%
Equity Incentive Plan 2013 [Member] | President and Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period				18,750	3,125
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period					10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price					$ 19.20
Equity Incentive Plan 2013 [Member] | Chairman Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period				6,250
Equity Incentive Plan 2013 [Member] | Two Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period				2,344
Equity Incentive Plan 2013 [Member] | Chief Financial Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period				3,125
Equity Incentive Plan 2013 [Member] | Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period						1,563
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period						10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price						$ 37.44